Overlay Shares Large Cap Equity ETF
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchange Traded Funds - 99.8%
Vanguard S&P 500 ETF (a)(b)	374,460	$124,560,374
TOTAL EXCHANGE TRADED FUNDS (Cost $109,568,722)		124,560,374

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.05% (c)	67,920	67,920
TOTAL MONEY MARKET FUNDS (Cost $67,920)		67,920

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.1%
PURCHASED PUT OPTIONS - 0.1%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,415 (f)	85	2,338	$30,783,854
Expiration: December 2020, Exercise Price: $3,445 (f)	86	39,989	31,146,017
Expiration: December 2020, Exercise Price: $3,460 (f)	85	23,588	30,783,854
Expiration: December 2020, Exercise Price: $3,470 (f)	85	14,875	30,783,854
TOTAL PURCHASED OPTIONS (Cost $192,946)		80,790

Total Investments (Cost $109,829,588) - 100.0%		124,709,084
Other Assets in Excess of Liabilities - 0.0% (e)		34,627
TOTAL NET ASSETS - 100.0%		$124,743,711

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $24,417,439.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
November 30, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.3)%
WRITTEN PUT OPTIONS - (0.3)%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,520	85	$8,288	$30,783,854
Expiration: December 2020, Exercise Price: $3,550	86	124,700	31,146,017
Expiration: December 2020, Exercise Price: $3,565	85	102,850	30,783,854
Expiration: December 2020, Exercise Price: $3,575	85	89,675	30,783,854
TOTAL WRITTEN OPTIONS (Premiums Received $598,051)		$325,513

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$124,560,374	$-	$-	$124,560,374
Money Market Funds	67,920	-	-	67,920
Purchased Options	80,790	-	-	80,790
Total Investments - Assets	$124,709,084	$-	$-	$124,709,084
Other Financial Instruments - Liabilities:
Written Options	$325,513	$-	$-	$325,513